ACCOUNTING ESTIMATED AND JUDGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTING ESTIMATED AND JUDGMENTS
Schedule of cumulative adjustments to consolidated balance sheets and consolidated statement of profit or loss

Findings of the Investigation	Dec 2015	Dec 2014
Angra 3	(11,514)	(129,799)
Mauá 3	(4,482)	(62,684)
Simplício	—	(2,644)

	(15,996)	(195,127)

Balance Sheets	Dec 2017	Dec 2015	Dec 2014
Fixed Assets
Costs	—	(15,996)	(195,127)
Impairment	122,841	11,514	132,443
Equity Method Investments	(122,841)	—	(91,464)

	—	(4,482)	(154,148)

Statement of profit and loss	Dec 2017	Dec 2015	Dec 2014
Investigation findings	—	(15,996)	(195,127)
Impairment charges (Operating charges)	122,841	11,514	132,443
Results of equity method investments	(122,841)	—	(91,464)

	—	(4,482)	(154,148)